Accumulated Other Comprehensive Income (Tables)	9 Months Ended
Sep. 30, 2023
Statement of Other Comprehensive Income [Abstract]
Summary of Accumulated Other Comprehensive Income (Loss)
Changes in accumulated other comprehensive income (AOCI) by component for the three and nine months ended September 30, 2023 and 2022 were as follows (in thousands):

Three months ended September 30, 2023	Currency Translation Adjustments	Defined Benefit Pension Plan	Total
Balance at July 1, 2023	$19,444	$(1,540)	$17,904
Foreign currency translation loss, net of tax	(1,821)	—	(1,821)
Actuarial gain/(loss), net of tax	—	(48)	(48)

Balance as of September 30, 2023	$17,624	$(1,588)	$16,036

Three months ended September 30, 2022	Currency Translation Adjustments	Defined Benefit Pension Plan	Total
Balance at July 1, 2022	$19,339	$(1,565)	$17,774
Foreign currency translation loss, net of tax	(6,115)	—	(6,115)
Actuarial gain/(loss), net of tax	—	102	102

Balance as of September 30, 2022	$13,224	$(1,463)	$11,761

Nine months ended September 30, 2023	Currency Translation Adjustments	Defined Benefit Pension Plan	Total
Balance at January 1, 2023	$20,792	$(1,432)	$19,360
Foreign currency translation loss, net of tax	(3,168)	—	(3,168)
Actuarial gain/(loss), net of tax	—	(156)	(156)

Balance as of September 30, 2023	$17,624	$(1,588)	$16,036

Nine months ended September 30, 2022	Currency Translation Adjustments	Defined Benefit Pension Plan	Total
Balance at January 1, 2022	$24,311	$(1,278)	$23,033
Foreign currency translation loss, net of tax	(11,087)	—	(11,087)
Actuarial gain/(loss), net of tax	—	(185)	(185)

Balance as of September 30, 2022	$13,224	$(1,463)	$11,761